PREPAID EXPENSES	9 Months Ended
May 31, 2017
Prepaid Expenses
PREPAID EXPENSES

NOTE 3 – PREPAID EXPENSES

Prepaid expenses relate to prepayment made for future services in advance and will be expensed over time as the benefit of the services is received in the future, expected within one year.

Prepaid expenses consisted of the following at May 31, 2017 and August 31, 2016:

	May 31,	August 31,
	2017	2016
Legal and regulatory fees	$52,253	$9,167
Advertising and promotion	139,866	-
Rent expense	32,800	-
	$224,919	$9,167